Events after the balance sheet date	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date	Events after the balance sheet date
No events occurred between the balance sheet date and the date on which these condensed consolidated interim financial statements were approved for issuance by the Board of Directors that would require adjustment to these condensed consolidated interim financial statements or disclosure under this section.